Financial instruments and financial risk factors - Schedule of maturity of financial liabilities (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 570,600,000	$ 197,700,000
Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	55,500,000	23,200,000
Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	14,500,000	8,500,000
Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	459,100,000	149,500,000
Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	41,500,000	16,500,000
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	47,500,000	18,700,000
Accounts Payable And Accrued Liabilities | Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	47,500,000	18,700,000
Accounts Payable And Accrued Liabilities | Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Accounts Payable And Accrued Liabilities | Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Accounts Payable And Accrued Liabilities | Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	76,600,000	35,900,000
Lease liabilities | Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	8,000,000.0	4,500,000
Lease liabilities | Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	14,300,000	8,400,000
Lease liabilities | Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	13,000,000.0	6,700,000
Lease liabilities | Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	41,300,000	16,300,000
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		100,000,000.0
Convertible debt | Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		0
Convertible debt | Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		0
Convertible debt | Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		100,000,000.0
Convertible debt | Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		0
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	400,000	400,000
Provision for decommissioning, restoration and rehabilitation costs [member] | Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Provision for decommissioning, restoration and rehabilitation costs [member] | Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000	100,000
Provision for decommissioning, restoration and rehabilitation costs [member] | Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	100,000
Provision for decommissioning, restoration and rehabilitation costs [member] | Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000	200,000
Convertible Debt interest
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	146,100,000	42,700,000
Convertible Debt interest | Year 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible Debt interest | Year 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible Debt interest | Year 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	146,100,000	42,700,000
Convertible Debt interest | Year 4
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Cobalt
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	53,462	60,407
Nickel
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 21,710	$ 19,300